First Trust Municipal High Income ETF Investment Strategy - First Trust Municipal High Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (collectively, “Municipal Securities”). Municipal Securities are generally issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, authorities and other instrumentalities. The types of Municipal Securities in which the Fund may invest as a part of its principal investment strategy include municipal general obligation bonds, municipal revenue bonds, and private activity bonds (including without limitation industrial development bonds). The Fund may invest in Municipal Securities of any duration and any maturity. Interest on private activity bonds may be subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Under normal market conditions, the Fund will invest at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality), commonly referred to as “high yield” or “junk” bonds (the “Below Investment Grade Requirement”). The Municipal Securities in which the Fund will invest to satisfy this requirement may include Municipal Securities that are currently in default and not expected to pay the current coupon (“Distressed Municipal Securities”). The Fund may invest up to 10% of its net assets in Distressed Municipal Securities. Under normal market conditions, the Fund may not invest more than 50% of its net assets in Municipal Securities that are, at the time of investment, rated investment grade (i.e., rated Baa3/BBB- or above) by each NRSRO rating such securities or, if unrated, determined by the Fund’s advisor to be of comparable quality (the “Investment Grade Limitation”). Additionally, for newly-issued Municipal Securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade securities. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund experiences an improvement in credit quality and becomes investment grade, the Fund may continue to hold the Municipal Security and it will not cause the Fund to violate the Investment Grade Limitation; however, the Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such limitation. The Fund may also invest in derivatives instruments (including futures contracts).